Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2025	2024	2023
Result for the period (in USD)	160,696,062	870,829,138	858,026,940
Weighted average number of ordinary shares	229,443,392	196,041,579	201,901,743
Basic earnings per share (in USD)	0.70	4.44	4.25

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2023	220,024,713	18,241,181	201,783,532	201,783,532
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(450,465)	450,465	118,211
On issue at December 31, 2023	220,024,713	17,790,716	202,233,997	201,901,743

On issue at January 1, 2024	220,024,713	17,790,716	202,233,997	202,233,997
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	8,017,162	(8,017,162)	(6,192,418)
On issue at December 31, 2024	220,024,713	25,807,878	194,216,835	196,041,579

On issue at January 1, 2025	220,024,713	25,807,878	194,216,835	194,216,835
Issuance of shares	95,952,934	—	95,952,934	35,226,557
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2025	315,977,647	25,807,878	290,169,769	229,443,392
On August 20, 2025, the merger between Golden Ocean and CMB.TECH Bermuda Ltd. was closed (see Note 24). Based on the Exchange Ratio and the number of outstanding Golden Ocean common shares and ordinary shares in the Company, the Company issued 95,952,934 new ordinary shares by means of a capital increase by contribution in kind.
Diluted earnings per share
For the twelve months ended December 31, 2025, the diluted earnings per share (in USD) amount to 0.70 (2024: 4.44 and 2023: 4.25). All LTIPs were terminated during the 2nd half of 2023 due to the change of control (see Note 23). As of December 31, 2023, the Company no longer has instruments that can give rise to dilution.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2025	2024	2023
Weighted average of ordinary shares outstanding (basic)	229,443,392	196,041,579	201,901,743

Effect of Share-based Payment arrangements	—	—	—

Weighted average number of ordinary shares (diluted)	229,443,392	196,041,579	201,901,743

There are no more remaining outstanding instruments at December 31, 2025, December 31, 2024 and December 31, 2023 which can give rise to dilution.